Loans, Financing and Debentures - Schedule of Changes in Loans and Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	R$ 681,938	R$ 554,638
Contracting	443,601	448,057
Payment of principal	(284,429)	(350,933)
Payment Interest	(63,886)	(43,873)
Appropriation of interest	84,131	65,541
Business combination	31,101	8,508
Foreign exchange variation	(6,937)	681,938
Ending at ending	885,519	681,938
Agricultural cost financing [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	104,211	149,404
Contracting	254,045	188,094
Payment of principal	(159,720)	(231,140)
Payment Interest	(16,449)	(19,806)
Appropriation of interest	15,560	17,659
Business combination
Foreign exchange variation		104,211
Ending at ending	197,647	104,211
Agricultural cost financing abroad [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	16,450	24,156
Contracting	166,752	19,183
Payment of principal	(77,116)	(14,836)
Payment Interest	(5,032)	(2,283)
Appropriation of interest	6,705	1,975
Business combination	21,581	4,713
Foreign exchange variation	(6,457)	32,908
Ending at ending	122,883	16,450
Bahia project financing [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	16,458	28,734
Contracting	3,709
Payment of principal	(7,324)	(1,045)
Payment Interest	(1,484)	(84)
Appropriation of interest	1,556	2,059
Business combination
Foreign exchange variation	(551)	29,664
Ending at ending	12,364	16,458
Financing for Investment and Expansion [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	29,664
Contracting	19,095
Payment of principal	(1,045)
Payment Interest	(922)
Appropriation of interest	3,491
Business combination
Foreign exchange variation
Ending at ending	50,283	29,664
Working capital [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning
Contracting
Payment of principal	(82)
Payment Interest	(7)
Appropriation of interest
Business combination	89
Foreign exchange variation
Ending at ending
Financing of working capital (USD) [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	25,739
Contracting
Payment of principal	(25,286)
Payment Interest	(1,496)
Appropriation of interest	840
Business combination
Foreign exchange variation	203
Ending at ending		25,739
Financing of machinery [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	3,060
Contracting
Payment of principal	(7,656)
Payment Interest	(759)
Appropriation of interest	565
Business combination	9,431
Foreign exchange variation	(132)
Ending at ending	4,509	3,060
Sugarcane financing [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	21,291	28,281
Contracting		75,000
Payment of principal	(6,200)	(81,907)
Payment Interest	(2,056)	(1,823)
Appropriation of interest	966	1,740
Business combination
Foreign exchange variation		21,291
Ending at ending	14,001	21,291
Debentures [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	472,765	301,767
Contracting		165,000
Payment of principal		(14,250)
Payment Interest	(35,681)	(17,503)
Appropriation of interest	52,480	37,751
Business combination
Foreign exchange variation		472,765
Ending at ending	489,564	472,765
Transaction costs [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning	(7,700)	(5,283)
Contracting		(4,196)
Payment of principal
Payment Interest
Appropriation of interest	1,968	1,779
Business combination
Foreign exchange variation		(7,700)
Ending at ending	R$ (5,732)	(7,700)
Working capital financing [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning		24,771
Contracting		4,976
Payment of principal		(7,755)
Payment Interest		(2,374)
Appropriation of interest		2,326
Business combination		3,795
Foreign exchange variation		25,739
Financing of working capital (USD) [Member]
Schedule of Changes in Loans and Financing [Line Items]
Balance at beginning		2,808
Contracting
Payment of principal
Payment Interest
Appropriation of interest		252
Business combination
Foreign exchange variation		R$ 3,060